RELATED PARTY TRANSACTIONS - SwissMarine (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Revenues	$ 496,826	$ 409,900
SwissMarine
Related Party Transaction [Line Items]
Revenues	$ 666	$ 279